Subsequent events (Details) - USD ($) $ in Millions			6 Months Ended
	Jul. 08, 2022	Jan. 07, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Cash paid for the acquisition		$ 479	$ 483	$ 0
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Cash paid for the acquisition	$ 60